UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-05010

Mutual Fund and Variable Insurance Trust

(Exact name of registrant as specified in charter)

36 North New York Avenue

Huntington, NY 11743

(Address of principal executive offices)(Zip code)

The Corporation Trust Company

Corporate Trust Center

1209 Orange Street

Wilmington, DE 19801

(Name and address of agent for service)

Registrant's telephone number, including area code: 1.800.253.0412

Date of fiscal year end: 12/31

Date of reporting period: 03/31/2017

Item 1.	Schedule of Investments (Unaudited)

The Trust’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

RATIONAL DIVIDEND CAPTURE VA FUND (Formerly CATALYST DIVIDEND CAPTURE VA FUND)
PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2017

Shares					Value
	COMMON STOCK - 75.3%
	APPAREL - 1.0%
9,300	Hanesbrands, Inc.				$ 193,068

	BANKS - 1.0%
2,200	JPMorgan Chase & Co.				193,248

	BEVERAGES - 1.0%
4,700	Coca-Cola Co.				199,468

	COMMERCIAL SERVICES - 1.4%
14,000	Western Union Co.				284,900

	DIVERSIFIED FINANCIAL SERVICES - 1.9%
27,300	Arlington Asset Investment Corp.				385,749

	ELECTRIC - 1.5%
11,000	MDU Resources Group, Inc.				301,070

	ENTERTAINMENT - 0.8%
2,300	Cedar Fair LP				155,963

	FOOD - 4.3%
6,400	General Mills, Inc.				377,664
2,900	JM Smucker Co.				380,132
1,800	Sysco Corp.				93,456
					851,252
	FOREST PRODUCTS & PAPER- 1.9%
7,500	International Paper Co.				380,850

	IRON/STEEL- 1.9%
6,400	Nucor Corp.				382,208

	LEISURE TIME- 1.0%
3,500	Carnival Corp.				206,185

	MISCELLANEOUS MANUFACTURING - 2.0%
6,700	General Electric Co.				199,660
2,400	Ingersoll-Rand PLC				195,168
					394,828
	OIL & GAS - 5.2%
18,700	BP PLC				645,524
4,800	Exxon Mobil Corp.				393,648
					1,039,172
	PHARMACEUTICALS - 4.1%
10,300	AstraZeneca PLC				320,742
3,700	GlaxoSmithKline PLC				155,992
3,000	Merck & Co., Inc.				190,620
4,600	Pfizer, Inc.				157,366
					824,720
	PIPELINES - 1.8%
9,000	DCP Midstream Partners LP				353,070

RATIONAL DIVIDEND CAPTURE VA FUND (Formerly CATALYST DIVIDEND CAPTURE VA FUND)
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2017

Shares					Value
	COMMON STOCK - 75.3% (Continued)
	REAL ESTATE INVESTMENT TRUSTS - 15.6%
48,100	CBL & Associates Properties, Inc.				$ 458,874
38,200	CYS Investments, Inc.				303,690
53,200	Global medical REIT, Inc.				483,056
21,075	Independence Realty Trust, Inc.				197,473
13,900	Invesco Mortgage Capital, Inc.				214,338
40,100	New Senior Investment Group, Inc.				409,020
5,000	Senior Housing Properties Trust				101,250
20,000	Sunstone Hotel Investors, Inc.				306,600
9,000	Uniti Group, Inc. *				232,650
29,200	Whitestone REIT				404,128
					3,111,079
	RETAIL - 11.6%
2,200	Best Buy Co., Inc.				108,130
4,400	CVS Health Corp.				345,400
8,400	Gap, Inc.				204,036
700	Home Depot, Inc.				102,781
8,200	Macy's, Inc.				243,048
800	McDonald's Corp.				103,688
66,100	Staples, Inc.				579,697
5,200	Target Corp.				286,988
4,600	Wal-Mart Stores, Inc.				331,568
					2,305,336
	SEMICONDUCTORS - 1.5%
8,300	Intel Corp.				299,381

	SOFTWARE - 0.5%
3,000	CA, Inc.				95,160

	TELECOMMUNICATIONS - 13.3%
8,250	AT&T, Inc.				342,787
40,000	CenturyLink, Inc.				942,800
183,700	Frontier Communications Corp.				393,118
6,500	Verizon Communications, Inc.				316,875
9,500	Vodafone Group PLC				251,085
74,300	Windstream Holdings, Inc.				404,935
					2,651,600
	TRANSPORTATION - 2.0%
3,700	United Parcel Service, Inc.				397,010

	TOTAL COMMON STOCK (Cost - $14,982,815)				15,005,317

	PREFERRED STOCK - 8.4%
	BANKS - 4.1%
10,000	Northern Trust Corp., 5.85%				270,900
20,500	Wells Fargo & Co., 8.00%				537,920
					808,820
	INSURANCE - 4.3%
11,000	Aegon NV, 8.00%				285,340
22,624	Axis Capital Holdings Ltd., 6.88%				564,921
					850,261

	TOTAL PREFERRED STOCK (Cost - $1,752,536)				1,659,081

RATIONAL DIVIDEND CAPTURE VA FUND (Formerly CATALYST DIVIDEND CAPTURE VA FUND)
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2017

Shares					Value
	SHORT-TERM INVESTMENTS - 12.7%
2,537,499	Federated Treasury Obligations Fund, Institutional Class, 0.57% **				$ 2,537,499
	TOTAL SHORT-TERM INVESTMENTS (Cost - $2,537,499)				2,537,499

	TOTAL INVESTMENTS - 96.4% (Cost - $19,272,850) (a)				$ 19,201,897
	OTHER ASSETS IN EXCESS OF LIABILITIES - 3.6%				718,362
	NET ASSETS - 100.0%				$ 19,920,259

LP - Limited Partnership.
PLC - Public Limited Company.
* Non-income producing security.
** Rate shown represents the rate at March 31, 2017; it is subject to change and resets daily.
(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $19,296,253 and differs from value by net unrealized appreciation (depreciation) of securities as follows:

				Unrealized appreciation:	$ 522,445
				Unrealized depreciation:	(616,801)
				Net unrealized depreciation:	$ (94,356)

		Underlying Face			Unrealized
Short Contract		Amount at Value ($)	Maturity		Gain / (Loss)
	OPEN SHORT FUTURES CONTRACT - 0.0%
(44)	E-Mini S&P 500 Futures	5,190,350	June 2017		(9,350)
	Total Unrealized Loss from Open Futures Contract				(9,350)

RATIONAL INSIDER BUYING VA FUND (Fomerly CATALYST INSIDER BUYING VA FUND)
PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2017

Shares			Value
	COMMON STOCK - 97.9%
	AGRICULTURE - 2.3%
11,500	Altria Group, Inc.		$ 821,330

	BANKS - 16.8%
36,700	Bank of America Corp.		865,753
13,800	Citigroup, Inc.		825,516
23,300	Citizens Financial Group, Inc.		805,015
9,700	JPMorgan Chase & Co.		852,048
7,100	PNC Financial Services Group, Inc.		853,704
57,300	Regions Financial Corp.		832,569
14,950	SunTrust Banks, Inc.		826,735
			5,861,340
	BEVERAGES - 2.2%
8,000	Dr. Pepper Snapple Group, Inc.		783,360

	CHEMICALS - 1.8%
4,700	Air Products & Chemicals, Inc.		635,863

	COMPUTERS - 2.1%
30,800	Hewlett Packard Enterprise Co.		729,960

	DIVERSIFIED FINANCIAL SERVICES - 2.1%
36,600	Ally Financial, Inc.		744,078

	ELECTRIC - 2.2%
9,600	Edison International		764,256

	FOOD - 4.2%
16,800	Mondelez International, Inc.		723,744
14,500	Sysco Corp.		752,840
			1,476,584
	HAND/MACHINE TOOLS - 2.2%
5,700	Stanley Black & Decker, Inc.		757,359

	HEALTHCARE-PRODUCTS - 2.2%
14,800	Baxter International, Inc.		767,528

	HEALTHCARE-SERVICES - 2.4%
9,400	HCA Holdings, Inc. *		836,506

	INSURANCE - 6.8%
9,800	Aflac, Inc.		709,716
16,500	Hartford Financial Services Group, Inc.		793,155
13,800	Principal Financial Group, Inc.		870,918
			2,373,789
	MEDIA - 4.9%
8,700	Time Warner, Inc.		850,077
7,700	Walt Disney Co.		873,103
			1,723,180
	MISCELLANEOUS MANUFACTURING - 4.2%
4,000	3M Co.		765,320
23,800	General Electric Co.		709,240
			1,474,560

RATIONAL INSIDER BUYING VA FUND (Fomerly CATALYST INSIDER BUYING VA FUND)
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2017

Shares			Value
	COMMON STOCK - 97.9% (Continued)
	PIPELINES - 6.8%
9,900	Buckeye Partners LP		$ 678,744
25,800	Enterprise Products Partners LP		712,338
18,100	ONEOK Partners LP		977,219
			2,368,301
	REAL ESTATE INVESTMENT TRUSTS - 12.8%
5,100	Boston Properties, Inc.		675,291
23,700	Kimco Realty Corp.		523,533
3,100	Public Storage		678,621
3,300	Simon Property Group, Inc.		567,699
19,200	UDR, Inc.		696,192
6,800	Vornado Realty Trust		682,108
9,300	Welltower, Inc.		658,626
			4,482,070
	RETAIL - 15.3%
10,900	Darden Restaurants, Inc.		912,003
7,000	Genuine Parts Co.		646,870
5,425	Home Depot, Inc.		796,552
9,900	Lowe's Cos., Inc.		813,879
6,100	McDonald's Corp.		790,621
2,550	O'Reilly Automotive, Inc. *		688,092
9,900	Wal-Mart Stores, Inc.		713,592
			5,361,609
	SOFTWARE - 2.4%
7,100	Fiserv, Inc. *		818,701

	TELECOMMUNICATIONS - 2.0%
14,000	Verizon Communications, Inc.		682,500

	TRANSPORTATION - 2.2%
7,300	Union Pacific Corp.		773,216

	TOTAL COMMON STOCK (Cost - $30,742,436)		34,236,090

	SHORT-TERM INVESTMENTS - 2.2%
786,809	Federated Treasury Obligations Fund, Institutional Class, 0.57% **		786,809
	TOTAL SHORT-TERM INVESTMENTS (Cost - $786,809)		786,809

	TOTAL INVESTMENTS - 100.1% (Cost - $31,529,245) (a)		$ 35,022,899
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1) %		(36,415)
	NET ASSETS - 100.0%		$ 34,986,484

LP - Limited Partnership.
* Non-income producing security.
** Rate shown represents the rate at March 31, 2017; it is subject to change and resets daily.
(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $31,492,369 and differs from value by net unrealized appreciation (depreciation) of securities as follows:

		Unrealized appreciation:	$ 4,045,338
		Unrealized depreciation:	(514,808)
		Net unrealized appreciation:	$ 3,530,530

NOTES TO PORTFOLIOS OF INVESTMENTS
March 31, 2017 (Unaudited)

(1) Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (GAAP). The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 "Financial Services – Investment Companies" including FASB Accounting Standard Update ASU 2013-08.

A. Investment Valuations
The Trust calculates the net asset value (“NAV”) for each of the Funds by valuing securities held based on fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

In computing the NAV of the Funds, fair value is based on market valuations with respect to portfolio securities for which market quotations are readily available. Pursuant to Trustee-approved policies, the Trust relies on certain security pricing services to provide the current market value of securities. Those security pricing services value equity securities (including foreign equity securities, exchange-traded funds and closed-end funds) traded on a securities exchange at the last reported sales price on the principal exchange. Equity securities quoted by NASDAQ are valued at the NASDAQ official closing price. If there is no reported sale on the principal exchange, and in the case of over-the-counter securities, equity securities are valued at a bid price estimated by the security pricing service. Investments in open-end investment companies are valued at their respective net asset value as reported by such companies and are typically categorized as Level 1 in the fair value hierarchy. Futures, which are traded on an exchange, are valued at the settlement price determined by the exchange. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost.

Securities for which market quotations are not readily available are valued at fair value under Trust procedures approved by the Trustees. In these cases, a Pricing Committee established and appointed by the Trustees determines in good faith, subject to Trust procedures, the fair value of portfolio securities held by a Fund (“good faith fair valuation”). When a good faith fair valuation of a security is required, consideration is generally given to a number of factors including, but not limited to the following: dealer quotes, published analyses by dealers or analysts regarding the security, transactions which provide implicit valuation of the security (such as a merger or tender offer transaction), the value of other securities or contracts which derive their value from the security at issue, and the implications of any other circumstances which have caused trading in the security to halt. With respect to certain narrow categories of securities, the procedures utilized by the Pricing Committee detail specific valuation methodologies to be applied in lieu of considering the aforementioned list of factors.

Fair valuation procedures are also used when a significant event affecting the value of a portfolio security is determined to have occurred between the time when the price of the portfolio security is determined and the close of trading on the NYSE, which is when each Fund’s NAV is computed. An event is considered significant if there is both an affirmative expectation that the security’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Significant events include significant securities market movements occurring between the time the price of the portfolio security is determined and the close of trading on the NYSE. For securities normally priced at their last sale price in a foreign market, such events can occur between the close of trading in the foreign market and the close of trading on the NYSE.

In some cases, events affecting the issuer of a portfolio security may be considered significant events. Examples of potentially significant events include announcements concerning earnings, acquisitions, new products, management changes, litigation developments, a strike or natural disaster affecting the company’s operations or regulatory changes or market developments affecting the issuer’s industry occurring between the time when the price of the portfolio security is determined and the close of trading on the NYSE. For securities of foreign issuers, such events could also include political or other developments affecting the economy or markets in which the issuer conducts its operations or its securities are traded.

There can be no assurance that a Fund could purchase or sell a portfolio security at the price used to calculate the Fund’s NAV. In the case of good faith fair valued portfolio securities, lack of information and uncertainty as to the significance of information may lead to a conclusion that a prior valuation is the best indication of a portfolio security’s present value. Good faith fair valuations generally remain unchanged until new information becomes available. Consequently, changes in good faith fair valuation of portfolio securities may be less frequent and of greater magnitude than changes in the price of portfolio securities valued at their last sale price, by an independent pricing service, or based on market quotations.

The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Funds’ investments are summarized in the three broad levels listed below:

Level 1 - unadjusted quoted prices in active markets for identical investments and/or registered investment companies where the value per share is determined and published and is the basis for current transactions for identical assets or liabilities at the valuation date.

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 - significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The Trust recognizes transfers between fair value hierarchy levels at the reporting period end. The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.

The following is a summary of the inputs used to value the Funds’ investments as of March 31, 2017, based on the three levels defined previously:

	Level 1	Level 2	Level 3	Total
Dividend Capture VA Fund
Investment Securities:
Common Stocks	$ 15,005,317	$ -	$ -	$ 15,005,317
Preferred Stocks	1,659,081	-	-	1,659,081
Short-Term Investments	2,537,499	-	-	2,537,499
Total Investment Securities	$ 19,201,897	$ -	$ -	$ 19,201,897
Other Financial Instruments:
Short Futures Contracts	$ (9,350)	$ -	$ -	$ (9,350)
Total Investments	$ 19,192,547	$ -	$ -	$ 19,192,547
Insider Buying VA Fund
Investment Securities:
Common Stocks	$ 34,236,090	$ -	$ -	$ 34,236,090
Short-Term Investments	786,809	-	-	786,809
Total Investment Securities	$ 35,022,899	$ -	$ -	$ 35,022,899

For the period ended March 31, 2017, there were no Level 3 investments for which significant unobservable inputs were used to determine fair value. Transfers from Level 2 to Level 1 indicate that the fair value of international equity securities used at the previous reporting period end did not occur as of the current reporting period end. The Trust recognizes significant transfers between fair value hierarchy levels at the reporting period end. There were no transfers between Level 1 and Level 2 during the period.

B. Foreign Currency Transactions
The accounting records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange each business day to determine the value of investments, and other assets and liabilities. Purchases and sales of foreign securities, and income and expenses, are translated at the prevailing rate of exchange on the respective date of these transactions. The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuation arising from changes in market prices of securities held. These fluctuations are included with the net realized and unrealized gain or loss from investments and foreign currency transactions.

C. Derivative Instruments
Derivative contracts are financial instruments that require payments based upon changes in the values of designated (or underlying) securities, currencies, commodities, financial indices or other assets. Some derivative contracts (such as futures, forwards and options) require payments relating to a future trade involving the underlying asset. Other derivative contracts (such as swaps) require payments relating to the income or returns from the underlying asset. The other party to a derivative contract is referred to as a counterparty. Depending upon how a Fund uses derivative contracts and the relationships between the market value of a derivative contract and the underlying asset, derivative contracts may increase or decrease a Fund’s exposure to interest rate, equity and currency risks, and may also expose a Fund to liquidity and leverage risks. Over-the-counter (“OTC”) contracts also expose a Fund to credit risks in the event that a counterparty defaults on the contract.

The following is a summary of unrealized appreciation/depreciation on the derivative instruments utilized by the Funds as of March 31, 2017, categorized by risk exposure:

Fund	Derivative	Risk type	Unrealized
Dividend Capture VA Fund	Futures	Equity	$ (9,350)

The amounts of derivative instruments disclosed on the Portfolio of Investments at March 31, 2017, is a reflection of the volume of derivative activity for the Funds.

Item 2.	Controls and Procedures.

(a)	The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) were effective, as of a date within 90 days of the filing date of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes to the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.	Exhibits.

(a)	A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.cert.

(b)	A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Mutual Fund and Variable Insurance Trust

By:	/s/ Jerry Szilagyi
Name:	Jerry Szilagyi
Title:	President and Chief Executive Officer
Date:	May 26, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jerry Szilagyi
Name:	Jerry Szilagyi
Title:	President and Chief Executive Officer
Date:	May 26, 2017

By:	/s/ Erik Naviloff
Name:	Erik Naviloff
Title:	Treasurer
Date:	May 26, 2017